CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Attributable to equity holders of the Company	Share capital	Share premium	Treasury shares	Contributed surplus	Capital reserve	Hedging reserve	Share-based payment reserve	Currency translation reserve	Other reserves	Retained earnings	Non-controlling interests	Total
Balance at period beginning at Dec. 31, 2022	$ 1,476,732	$ 1,419	$ 289,812	$ (47,631)	$ 685,913	$ (36,259)	$ 24,777	$ 2,141	$ (761)	$ 325	$ 556,996	$ 119,858	$ 1,596,590
Profit after tax	469,957										469,957	23,042	492,999
Other comprehensive (loss)/income	(51,139)						(52,319)		1,180			1,154	(49,985)
Total comprehensive (loss)/income	418,818						(52,319)		1,180		469,957	24,196	443,014
Share-based payment reserve - Value of employee services	1,696							1,696					1,696
Purchases of treasury shares	(23,698)			(23,698)									(23,698)
Share options exercised	1,658			2,676				68		1,833	(2,919)		1,658
Shares cancellation		(19)	(3,959)	12,215							(8,237)
Dividends paid	(405,493)										(405,493)	(27,607)	(433,100)
Transfer to tonnage tax reserve										825	(825)
Total transactions with owners, recognised directly in equity	(425,837)	(19)	(3,959)	(8,807)				1,764		2,658	(417,474)	(27,607)	(453,444)
Balance at period end at Dec. 31, 2023	1,469,713	1,400	285,853	(56,438)	685,913	(36,259)	(27,542)	3,905	419	2,983	609,479	116,447	1,586,160
Profit after tax	354,296										354,296	40,572	394,868
Other comprehensive (loss)/income	33,501						41,377		(846)	(7,030)		(176)	33,325
Total comprehensive (loss)/income	387,797						41,377		(846)	(7,030)	354,296	40,396	428,193
Effects of re-domiciliation		285,853	(285,853)		(685,913)	685,913
Share-based payment reserve - Value of employee services	2,016							2,016					2,016
Capital returns to non-controlling interests												(4,500)	(4,500)
Purchases of treasury shares	(100)			(100)									(100)
Sale of treasury shares	1,091			1,091									1,091
Issue of new shares	332,615	332,615											332,615
Share options exercised	575			7,060				(3,342)			(3,143)		575
Dividends paid	(388,461)										(388,461)	(21,657)	(410,118)
Changes in non-controlling interest	(215)										(215)	1,777	1,562
Transfer to tonnage tax reserve										6,162	(6,162)
Total transactions with owners, recognised directly in equity	(52,479)	618,468	$ (285,853)	8,051	$ (685,913)	685,913		(1,326)		6,162	(397,981)	(24,380)	(76,859)
Balance at period end at Dec. 31, 2024	1,805,031	619,868		(48,387)		649,654	13,835	2,579	(427)	2,115	565,794	132,463	1,937,494
Profit after tax	242,313										242,313	47,398	289,711
Other comprehensive (loss)/income	(20,218)						(10,556)		1,760	(11,422)		444	(19,774)
Total comprehensive (loss)/income	222,095						(10,556)		1,760	(11,422)	242,313	47,842	269,937
Share-based payment reserve - Value of employee services	1,753							1,753					1,753
Capital returns to non-controlling interests												(41,616)	(41,616)
Purchases of treasury shares	(2,739)			(2,739)									(2,739)
Share options exercised	523			754				(395)			164		523
Dividends paid	(199,855)										(199,855)	(41,120)	(240,975)
Changes in non-controlling interest	3,194										3,194	(2,018)	1,176
Transfer to tonnage tax reserve										6,407	(6,407)
Total transactions with owners, recognised directly in equity	(197,124)			(1,985)				1,358		6,407	(202,904)	(84,754)	(281,878)
Balance at period end at Dec. 31, 2025	$ 1,830,002	$ 619,868		$ (50,372)		$ 649,654	$ 3,279	$ 3,937	$ 1,333	$ (2,900)	$ 605,203	$ 95,551	$ 1,925,553